Offerings	Aug. 11, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.350% Senior Notes due 2031
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.99987
Maximum Aggregate Offering Price	$ 999,870,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 138,082.05
Offering Note	The registration fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in the registrant's registration statement on Form S-3ASR filed with the Securities and Exchange Commission on November 7, 2025 (File No. 333-291349), in accordance with Rules 456(b) and 457(r) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.650% Senior Notes due 2034
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99713
Maximum Aggregate Offering Price	$ 498,565,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,851.83
Offering Note	See Offering Note 1
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.900% Senior Notes due 2036
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99664
Maximum Aggregate Offering Price	$ 498,320,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,817.99
Offering Note	See Offering Note 1